Income Taxes - Loss Loss Before Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Canada					$ (25,333)	$ (7,411)	$ (7,883)
Loss before income taxes	$ (37,248)	$ (12,770)	$ (71,566)	$ (17,951)	(72,174)	(7,809)	$ (7,883)
U.S. [Member]
Other countries					(42,418)
Portugal [Member]
Other countries					(2,208)
Other Countries [Member]
Other countries					$ (2,215)	$ (398)